FAIR VALUE MEASUREMENTS, Impaired Loans (Details) $ in Thousands	Dec. 31, 2017 USD ($) Loan	Dec. 31, 2016 USD ($) Loan
Discounted Cash Flows Method [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Number of impaired loans | Loan	9	10
Impaired loans	$ 1,900	$ 3,300
Fair Value of Collateral Method [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Number of impaired loans | Loan	29	33
Impaired loans	$ 4,200	$ 3,800
Nonrecurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired loans	1,621	1,915
Nonrecurring [Member] | Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired loans	0	0
Carrying value of impaired loans before allocations	0	0
Specific valuation allowance allocations	0	0
Carrying value of impaired loans after allocations	0	0
Nonrecurring [Member] | Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired loans	1,621	1,915
Carrying value of impaired loans before allocations	1,768	2,829
Specific valuation allowance allocations	(248)	(914)
Carrying value of impaired loans after allocations	$ 1,520	$ 1,915